ACQUIRED INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)
Acquired Finite Lived Intangible Asset Gross		¥ 80,638			¥ 80,638
Accumulated amortization		(67,806)			(70,699)
Impairment provision		(4,470)			(4,470)
Acquired intangible assets, net		8,362		$ 773	5,469
Impairment on intangible assets	¥ 1,380	1,433	¥ 0
Technology Rights [Member]
Acquired Finite Lived Intangible Asset Gross		75,899			75,899
Others [Member]
Acquired Finite Lived Intangible Asset Gross		¥ 4,739			¥ 4,739